Shareholders' Equity (Details)	0 Months Ended	12 Months Ended
	Nov. 10, 2010	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
AGRL [Member]
Stock Issued During Period, Shares, Acquisitions		0		0	[1]	3,103,000	[2]
Kings Gaming [Member]
Stock Issued During Period, Shares, Acquisitions	1,500,000	0	[3]	0	[3]	520,000	[4]
Bao Li Gaming [Member]
Stock Issued During Period, Shares, Acquisitions		1,250,000	[5]	0		0
Oriental VIP Room [Member]
Stock Issued During Period, Shares, Acquisitions		1,250,000	[6]	0		0

[1]	AGRL did not achieve its earnings targets for the year ended December 31, 2012, and therefore no shares were issued.
[2]	AGRL achieved earnings target for the year ended December 31, 2011, therefore 3,103,000 ordinary shares were issued.
[3]	King's Gaming did not meet its Gross Profit Target for the year ended December 2012 or 2013, and therefore no shares for achieving those performance targets were issued.
[4]	The Company issued 520,000 ordinary shares in 2012 relating to King’s Gaming achieving its Gross Profit Target for the year ended December 31, 2011.
[5]	Bao Li achieved the minimum rolling chip target and also reached the incremental earn out rolling chip target for 2013, therefore an aggregate of 1,250,000 ordinary shares were issued in the third quarter of 2014.
[6]	The Oriental VIP Room achieved the minimum rolling chip target and also reached the incremental earn out rolling chip target for 12 months ended June 30, 2014, therefore an aggregate of 1,250,000 ordinary shares were issued in the fourth quarter of 2014.